Capital Acquisitions and Dispositions	12 Months Ended
Dec. 31, 2023
Business Combinations And Dispositions [Abstract]
Capital Acquisitions and Dispositions	CAPITAL ACQUISITIONS AND DISPOSITIONS
In the year ended December 31, 2023, the Company incurred $48.5 million (year ended December 31, 2022 - $5.1 million) of total transaction costs related to acquisitions through business combinations and dispositions. In the year ended December 31, 2023, $39.8 million (year ended December 31, 2022 - $4.6 million) related to continuing operations that were recorded as general and administrative expenses.
a) Corporate acquisition
Hammerhead Energy Inc.
On December 21, 2023, Crescent Point completed the acquisition, by way of statutory arrangement, of all issued and outstanding common shares of Hammerhead Energy Inc. ("Hammerhead"), a public oil and liquids-rich Alberta Montney producer, which was accounted for as a business combination. Total consideration was $2.04 billion, consisting of $1.54 billion in cash and the issuance of 53.2 million common shares. Long-term debt acquired of $363.8 million was repaid on December 21, 2023.
Oil and gas sales of $24.7 million and oil and gas sales less royalties, transportation and operating expenses of $14.8 million are attributable to the Hammerhead acquisition from the date of acquisition to December 31, 2023. Had the acquisition occurred on January 1, 2023, estimated oil and gas sales of $833.3 million and oil and gas sales less royalties, transportation and operating expenses of $527.6 million would have been recognized for the period ended December 31, 2023. This pro-forma information is not necessarily indicative of the results should the acquisition have actually occurred on January 1, 2023.
b) Major property acquisitions and dispositions
Kaybob Duvernay acquisition
On January 11, 2023, the Company closed the acquisition of certain Kaybob Duvernay assets in Alberta for total consideration of $370.4 million, which was accounted for as a business combination.
Oil and gas sales of $56.4 million and oil and gas sales less royalties, transportation and operating expenses of $37.0 million are attributable to the Kaybob Duvernay acquisition from the date of acquisition to December 31, 2023. Had the acquisition occurred on January 1, 2023, estimated oil and gas sales of $58.8 million and oil and gas sales less royalties, transportation and operating expenses of $38.7 million would have been recognized for the period ended December 31, 2023. This pro-forma information is not necessarily indicative of the results should the acquisition have actually occurred on January 1, 2023.
Alberta Montney acquisition
On May 10, 2023, the Company closed the acquisition of Montney assets in Alberta for total consideration of $1.70 billion, which was accounted for as a business combination.
Oil and gas sales of $505.1 million and oil and gas sales less royalties, transportation and operating expenses of $329.4 million are attributable to the Alberta Montney acquisition from the date of acquisition to December 31, 2023. Had the acquisition occurred on January 1, 2023, estimated oil and gas sales of $755.7 million and oil and gas sales less royalties, transportation and operating expenses of $512.6 million would have been recognized for the period ended December 31, 2023. This pro-forma information is not necessarily indicative of the results should the acquisition have actually occurred on January 1, 2023.
North Dakota disposition
On October 24, 2023, the Company completed the disposition of its producing North Dakota assets for total consideration of $585.8 million, including interim closing adjustments and working capital items. Total consideration consisted of $504.6 million (US$372.7 million) in cash and $81.2 million (US$60.0 million) in deferred consideration receivable. See Note 5 - "Other Current Assets" and Note 9 - "Discontinued Operations" for additional information.
c) Minor property acquisitions and dispositions
In the year ended December 31, 2023, the Company completed minor property acquisitions and dispositions for net consideration received of $17.3 million. These assets had a net carrying value of $17.2 million, resulting in a gain of $0.1 million.
The following table summarizes the Company's capital acquisitions and dispositions:

($ millions)	Hammerhead Acquisition (1) (2)	Kaybob Duvernay Acquisition	Alberta Montney Acquisition	North Dakota Disposition (3) (4)	Other minor dispositions, net
Cash	(1,544.0)	(370.4)	(1,700.4)	504.6	17.3
Common shares	(493.0)	—	—	—	—
Deferred consideration receivable	—	—	—	81.2	—
Consideration (paid) received	(2,037.0)	(370.4)	(1,700.4)	585.8	17.3

Working capital	(116.7)	—	—	9.1	—
Derivative asset	12.3	—	—	—	—
Other long-term assets	—	—	0.1	—	—
Exploration and evaluation	354.8	52.1	108.3	(1.8)	(0.1)
Property, plant and equipment	2,406.6	323.7	1,616.6	(635.2)	(20.8)
Right-of-use asset	4.3	—	—	(1.0)	—
Goodwill	72.6	—	—	—	(0.6)
Long-term debt	(363.8)	—	—	—	—
Decommissioning liability	(9.9)	(5.4)	(24.6)	13.7	4.3
Derivative liability	(0.3)	—	—	19.0	—
Lease liability	(4.3)	—	—	1.1	—
Deferred income tax liability	(318.6)	—	—	—	—
Fair value of net assets acquired (Carrying value of net assets disposed)	2,037.0	370.4	1,700.4	(595.1)	(17.2)

Gain (loss) on capital dispositions	—	—	—	(9.3)	0.1
(1)Total net assets acquired excludes $696.6 million of commitments relating to transportation, $156.7 million related to gas processing and $4.8 million related to operating.
(2)Working capital includes $115.4 million of accounts receivable, $7.6 million of prepaids and deposits, and $239.7 million of accounts payable and accrued liabilities.
(3)Working capital includes $9.1 million of accounts payable and accrued liabilities.
(4)See Note 5 - "Other Current Assets" for additional information on deferred consideration receivable.
d) Assets held for sale
At December 31, 2023, certain non-core assets in the Company's Alberta CGU remain held for sale. Upon classification, assets held for sale were recorded at the lesser of their carrying value and recoverable amount. The Company completed the disposition of its Southern Alberta assets in January 2024. See Note 33 - "Subsequent Events" for additional information.

($ millions)	2023	2022
Assets held for sale - PP&E	247.1	148.4
Liabilities held for sale - Decommissioning liability	(132.4)	(28.4)
For additional information on the Company's assets and liabilities held for sale see Note 10 - "Property, Plant and Equipment" and Note 16 - "Decommissioning Liability", respectively.